Share of results of associates - Summary of Share of Results of Associates (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of associates [line items]
Share of profit loss of associates accounted for using equity method	£ 40.0	£ (51.9)	[1]
Continuing Operation one [Member]
Disclosure of associates [line items]
Share of profit before interest and taxation	85.9	46.2
Share of exceptional gains/(losses)	11.7	(51.4)
Share of interest and non-controlling interests	(39.1)	(40.4)
Share of taxation	(18.5)	(6.3)
Share of profit loss of associates accounted for using equity method	£ 40.0	£ (51.9)

[1]	Figures have been restated as described in the accounting policies.